Spartan Emerging Markets Index Fund
Fund Summary Fund/Class: Spartan® Emerging Markets Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Emerging Markets Index Fund (USD $)		Spartan Emerging Markets Index Fund - Investor	Spartan Emerging Markets Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.50%	1.50%
Annual index fund fee (for fund balances under $10,000)		10	10
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Emerging Markets Index Fund		Spartan Emerging Markets Index Fund - Investor	Spartan Emerging Markets Index Fund - Fidelity Advantage
Management fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.21%	0.10%
Total annual operating expenses		0.46%	0.35%
Fee waiver and/or expense reimbursement	[2]	0.13%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.33%	0.22%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.33% and 0.22%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Emerging Markets Index Fund (USD $)	Spartan Emerging Markets Index Fund - Investor	Spartan Emerging Markets Index Fund - Fidelity Advantage
1 year	34	23
3 years	131	96

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Spartan Global ex U.S. Index Fund
Fund Summary Fund/Class: Spartan® Global ex U.S. Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Global ex U.S. Index Fund (USD $)		Spartan Global ex U.S. Index Fund - Investor	Spartan Global ex U.S. Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.00%	1.00%
Annual index fund fee (for fund balances under $10,000)		10	10
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Global ex U.S. Index Fund		Spartan Global ex U.S. Index Fund - Investor	Spartan Global ex U.S. Index Fund - Fidelity Advantage
Management fee		0.20%	0.20%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.14%	0.08%
Total annual operating expenses		0.34%	0.28%
Fee waiver and/or expense reimbursement	[2]	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.24%	0.18%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.24% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Global ex U.S. Index Fund (USD $)	Spartan Global ex U.S. Index Fund - Investor	Spartan Global ex U.S. Index Fund - Fidelity Advantage
1 year	25	18
3 years	96	77

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI® ACWI® (All Country World Index) ex USA Index (MSCI® ACWI® ex USA Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI ACWI ex USA Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Spartan Emerging Markets Index Fund
Fund Summary Fund/Class: Spartan® Emerging Markets Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Emerging Markets Index Fund		Spartan Emerging Markets Index Fund - Institutional Class	Spartan Emerging Markets Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.50%	1.50%
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Emerging Markets Index Fund		Spartan Emerging Markets Index Fund - Institutional Class	Spartan Emerging Markets Index Fund - Fidelity Advantage Institutional Class
Management fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.03%	none
Total annual operating expenses		0.28%	0.25%
Fee waiver and/or expense reimbursement	[2]	0.13%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.15%	0.12%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.15% and 0.12%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan Emerging Markets Index Fund (USD $)	Spartan Emerging Markets Index Fund - Institutional Class	Spartan Emerging Markets Index Fund - Fidelity Advantage Institutional Class
1 year	15	12
3 years	73	64

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Spartan Global ex U.S. Index Fund
Fund Summary Fund/Class: Spartan® Global ex U.S. Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Global ex U.S. Index Fund		Spartan Global ex U.S. Index Fund - Institutional Class	Spartan Global ex U.S. Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.00%	1.00%
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Global ex U.S. Index Fund		Spartan Global ex U.S. Index Fund - Institutional Class	Spartan Global ex U.S. Index Fund - Fidelity Advantage Institutional Class
Management fee		0.20%	0.20%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.03%	none
Total annual operating expenses		0.23%	0.20%
Fee waiver and/or expense reimbursement	[2]	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.13%	0.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan Global ex U.S. Index Fund (USD $)	Spartan Global ex U.S. Index Fund - Institutional Class	Spartan Global ex U.S. Index Fund - Fidelity Advantage Institutional Class
1 year	13	10
3 years	61	52

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI® ACWI® (All Country World Index) ex USA Index (MSCI® ACWI® ex USA Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI ACWI ex USA Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Spartan Mid Cap Index Fund
Fund Summary Fund/Class: Spartan® Mid Cap Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Mid Cap Index Fund		Spartan Mid Cap Index Fund - Institutional Class	Spartan Mid Cap Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held (as a % of amount redeemed)	[1]	0.75%	0.75%
[1]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Mid Cap Index Fund		Spartan Mid Cap Index Fund - Institutional Class	Spartan Mid Cap Index Fund - Fidelity Advantage Institutional Class
Management fee		0.12%	0.12%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.02%	none
Total annual operating expenses		0.14%	0.12%
Fee waiver and/or expense reimbursement	[2]	0.06%	0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.08%	0.06%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08% and 0.06%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan Mid Cap Index Fund (USD $)	Spartan Mid Cap Index Fund - Institutional Class	Spartan Mid Cap Index Fund - Fidelity Advantage Institutional Class
1 year	8	6
3 years	34	28

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Spartan Small Cap Index Fund
Fund Summary Fund/Class: Spartan® Small Cap Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Small Cap Index Fund		Spartan Small Cap Index Fund - Institutional Class	Spartan Small Cap Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.50%	1.50%
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Small Cap Index Fund		Spartan Small Cap Index Fund - Institutional Class	Spartan Small Cap Index Fund - Fidelity Advantage Institutional Class
Management fee		0.15%	0.15%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.02%	none
Total annual operating expenses		0.17%	0.15%
Fee waiver and/or expense reimbursement	[2]	0.04%	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.13%	0.11%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.11%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan Small Cap Index Fund (USD $)	Spartan Small Cap Index Fund - Institutional Class	Spartan Small Cap Index Fund - Fidelity Advantage Institutional Class
1 year	13	11
3 years	48	41

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell 2000® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Spartan Mid Cap Index Fund
Fund Summary Fund/Class: Spartan® Mid Cap Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Mid Cap Index Fund (USD $)		Spartan Mid Cap Index Fund - Investor	Spartan Mid Cap Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	0.75%	0.75%
Annual index fund fee (for fund balances under $10,000)		10	10
[1]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Mid Cap Index Fund		Spartan Mid Cap Index Fund - Investor	Spartan Mid Cap Index Fund - Fidelity Advantage
Management fee		0.12%	0.12%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.21%	0.08%
Total annual operating expenses		0.33%	0.20%
Fee waiver and/or expense reimbursement	[2]	0.07%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.26%	0.12%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Mid Cap Index Fund (USD $)	Spartan Mid Cap Index Fund - Investor	Spartan Mid Cap Index Fund - Fidelity Advantage
1 year	27	12
3 years	93	50

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Spartan Small Cap Index Fund
Fund Summary Fund/Class: Spartan® Small Cap Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Small Cap Index Fund (USD $)		Spartan Small Cap Index Fund - Investor	Spartan Small Cap Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.50%	1.50%
Annual index fund fee (for fund balances under $10,000)		10	10
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Small Cap Index Fund		Spartan Small Cap Index Fund - Investor	Spartan Small Cap Index Fund - Fidelity Advantage
Management fee		0.15%	0.15%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.21%	0.08%
Total annual operating expenses		0.36%	0.23%
Fee waiver and/or expense reimbursement	[2]	0.05%	0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.31%	0.17%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.17%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Small Cap Index Fund (USD $)	Spartan Small Cap Index Fund - Investor	Spartan Small Cap Index Fund - Fidelity Advantage
1 year	32	17
3 years	107	63

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell 2000® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Inv Adv | Spartan Real Estate Index Fund
Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Real Estate Index Fund (USD $)		Spartan Real Estate Index Fund - Investor	Spartan Real Estate Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	0.75%	0.75%
Annual index fund fee (for fund balances under $10,000)		10	10
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Real Estate Index Fund		Spartan Real Estate Index Fund - Investor	Spartan Real Estate Index Fund - Fidelity Advantage
Management fee		0.14%	0.14%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.19%	0.05%
Total annual operating expenses		0.33%	0.19%
Fee waiver and/or expense reimbursement	[2]	0.07%	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.26%	0.12%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through September 30, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Real Estate Index Fund (USD $)	Spartan Real Estate Index Fund - Investor	Spartan Real Estate Index Fund - Fidelity Advantage
1 year	27	12
3 years	99	54

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities Index SM (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Inst | Spartan Real Estate Index Fund
Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Inst Spartan Real Estate Index Fund Spartan Real Estate Index Fund - Institutional Class
Redemption fee on shares held (as a % of amount redeemed)	[1]	0.75%
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Spartan Real Estate Index Fund Spartan Real Estate Index Fund - Institutional Class
Management fee		0.14%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.01%
Total annual operating expenses		0.15%
Fee waiver and/or expense reimbursement	[2]	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.08%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through September 30, 2012, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Spartan Real Estate Index Fund Spartan Real Estate Index Fund - Institutional Class
1 year	8
3 years	41

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 24, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY FIXED INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 25, 2011
Prospectus Date	rr_ProspectusDate	Aug 25, 2011
Inv Adv | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Emerging Markets Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of emerging stock markets.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inv Adv | Spartan Emerging Markets Index Fund | Spartan Emerging Markets Index Fund - Investor
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	34
3 years	rr_ExpenseExampleYear03	131
Inv Adv | Spartan Emerging Markets Index Fund | Spartan Emerging Markets Index Fund - Fidelity Advantage
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.35%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.22%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	23
3 years	rr_ExpenseExampleYear03	96
Inv Adv | Spartan Global ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Global ex U.S. Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities included in the MSCI® ACWI® (All Country World Index) ex USA Index (MSCI® ACWI® ex USA Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI ACWI ex USA Index.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inv Adv | Spartan Global ex U.S. Index Fund | Spartan Global ex U.S. Index Fund - Investor
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.34%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	25
3 years	rr_ExpenseExampleYear03	96
Inv Adv | Spartan Global ex U.S. Index Fund | Spartan Global ex U.S. Index Fund - Fidelity Advantage
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	18
3 years	rr_ExpenseExampleYear03	77
Inv Adv | Spartan Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Mid Cap Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inv Adv | Spartan Mid Cap Index Fund | Spartan Mid Cap Index Fund - Investor
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[5]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[6]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.26%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	27
3 years	rr_ExpenseExampleYear03	93
Inv Adv | Spartan Mid Cap Index Fund | Spartan Mid Cap Index Fund - Fidelity Advantage
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[5]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[6]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	12
3 years	rr_ExpenseExampleYear03	50
Inv Adv | Spartan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Small Cap Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Russell 2000® Index. Lending securities to earn income for the fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inv Adv | Spartan Small Cap Index Fund | Spartan Small Cap Index Fund - Investor
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.31%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	32
3 years	rr_ExpenseExampleYear03	107
Inv Adv | Spartan Small Cap Index Fund | Spartan Small Cap Index Fund - Fidelity Advantage
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.23%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.17%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	63
Inv Adv | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities Index SM (the Index). Lending securities to earn income for the fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities Index SM (the Index).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inv Adv | Spartan Real Estate Index Fund | Spartan Real Estate Index Fund - Investor
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[8]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.26%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	27
3 years	rr_ExpenseExampleYear03	99
Inv Adv | Spartan Real Estate Index Fund | Spartan Real Estate Index Fund - Fidelity Advantage
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[1]
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[8]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	12
3 years	rr_ExpenseExampleYear03	54
Inst Adv Inst | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Emerging Markets Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of emerging stock markets.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inst Adv Inst | Spartan Emerging Markets Index Fund | Spartan Emerging Markets Index Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.15%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	15
3 years	rr_ExpenseExampleYear03	73
Inst Adv Inst | Spartan Emerging Markets Index Fund | Spartan Emerging Markets Index Fund - Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	12
3 years	rr_ExpenseExampleYear03	64
Inst Adv Inst | Spartan Global ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Global ex U.S. Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities included in the MSCI® ACWI® (All Country World Index) ex USA Index (MSCI® ACWI® ex USA Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI ACWI ex USA Index.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inst Adv Inst | Spartan Global ex U.S. Index Fund | Spartan Global ex U.S. Index Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.23%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[10]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.13%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	13
3 years	rr_ExpenseExampleYear03	61
Inst Adv Inst | Spartan Global ex U.S. Index Fund | Spartan Global ex U.S. Index Fund - Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[10]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	10
3 years	rr_ExpenseExampleYear03	52
Inst Adv Inst | Spartan Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Mid Cap Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inst Adv Inst | Spartan Mid Cap Index Fund | Spartan Mid Cap Index Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[5]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[11]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.08%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	8
3 years	rr_ExpenseExampleYear03	34
Inst Adv Inst | Spartan Mid Cap Index Fund | Spartan Mid Cap Index Fund - Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[5]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[11]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.06%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	6
3 years	rr_ExpenseExampleYear03	28
Inst Adv Inst | Spartan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Small Cap Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Russell 2000® Index. Lending securities to earn income for the fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inst Adv Inst | Spartan Small Cap Index Fund | Spartan Small Cap Index Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.13%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	13
3 years	rr_ExpenseExampleYear03	48
Inst Adv Inst | Spartan Small Cap Index Fund | Spartan Small Cap Index Fund - Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.15%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.11%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	11
3 years	rr_ExpenseExampleYear03	41
Inst | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inst | Spartan Real Estate Index Fund | Spartan Real Estate Index Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%	[1]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.15%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[13]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.08%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	8
3 years	rr_ExpenseExampleYear03	41

[1]	Held less than 90 days
[2]	Based on estimated amounts for the current fiscal year.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.33% and 0.22%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[4]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.24% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[5]	Held less than 30 days
[6]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[7]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.17%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[8]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through September 30, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[9]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.15% and 0.12%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[10]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[11]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08% and 0.06%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[12]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.11%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.
[13]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through September 30, 2012, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.